CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Accounts receivable, net of allowance	$ 279	$ 95
Inventory, net of reserves	$ 278	$ 118
STOCKHOLDERS' EQUITY :
Series C convertible preferred stock, par value	$ 0.001	$ .001
Series C convertible preferred stock, authorized	9.0	9.0
Series C convertible preferred stock, issued	1.6	5.6
Series C convertible preferred stock, outstanding	1.6	5.6
Series C convertible preferred stock, liquidation preference	$ 1,643	$ 5,555
Series C1 convertible preferred stock, par value	$ 0.001	$ 0.001
Series C1 convertible preferred stock, authorized	20.3	20.3
Series C1 convertible preferred stock, issued	4.3	0
Series C1 convertible preferred stock, outstanding	4.3	0
Series C1 convertible preferred stock, liquidation preference	$ 4,312	$ 0
Common stock, par value	$ .001	$ .001
Common stock, authorized	1,000,000	1,000,000
Common stock, issued	669	3
Common stock, outstanding	669	3